Trade and other receivables - Components (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Trade and other receivables
Trade receivables	$ 823	$ 1,015
Other receivables and prepayments	230	259
Total trade and other current receivables	$ 1,053	$ 1,274	[1]	$ 1,227		$ 709

[1]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements